Capital Stock and Changes in Capital Accounts (Narrative stocks) (Details)				6 Months Ended		12 Months Ended
	Jun. 18, 2024 USD ($) $ / shares	Mar. 12, 2024 USD ($) $ / shares	Jan. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares $ / shares	Jun. 30, 2023 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Jun. 22, 2021 Item
Class Of Stock [Line Items]
Cash dividends on preferred stock | $				$ 2,884,000	$ 2,884,000
Dividend paid on common stock per share | $ / shares	$ 0.075	$ 0.075
Cash dividend | $	$ 9,379,000	$ 8,989,000		18,368,000	31,931,000
Dividends Paid-in-kind | $					10,761,000
Issuance of Common Stock | $				27,792,000	7,733,000
Warrants, fair value | $				9,286,000		$ 6,332,000
Gain (loss) on warrants | $				$ 6,773,000	0
If All Warrants Are Exercised [Member]
Class Of Stock [Line Items]
Issuance of new shares				35,434,896
Issuance of Common Stock | $				$ 101,327,000
Proceeds from warrant exercises | $				90,452,000
Series B Preferred Stock [Member]
Class Of Stock [Line Items]
Cash dividends on preferred stock | $				$ 2,884,000	$ 2,884,000
Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred stock, shares authorized				50,000,000		50,000,000
Preferred stock, par value | $ / shares				$ 0.01		$ 0.01
Preferred Stock [Member] | Series A Participating Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized				1,000,000		1,000,000
Issuance of preferred stock, shares				0		0
Preferred stock, shares outstanding				0		0
Preferred Stock [Member] | Series B Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred stock, shares authorized				5,000,000		5,000,000
Preferred stock, par value | $ / shares				$ 0.01		$ 0.01
Issuance of preferred stock, shares				2,600,000		2,600,000
Preferred stock, shares outstanding				2,600,000		2,600,000
Shares issued price per share | $ / shares				$ 25.00		$ 25.00
Preferred stock liquidation preference per share | $ / shares				$ 25.00		$ 25.00
Preferred stock voting rights				Holders of Series B Preferred Shares have no voting rights other than the ability, subject to certain exceptions, to elect one director if dividends for six quarterly dividend periods (whether or not consecutive) are in arrears and certain other limited protective voting rights.
Preferred stock dividend rate percentage				8.875%
Preferred stock dividend rate per dollar amount | $ / shares				$ 2.21875
Preferred stock, redemption price per share | $ / shares				$ 25.00
Preferred Stock [Member] | Series C Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred stock, shares authorized				10,675		10,675
Issuance of preferred stock, shares				10,675		10,675
Preferred stock, shares outstanding				10,675		10,675
Shares issued price per share | $ / shares				$ 0.01		$ 0.01
Preferred stock voting rights				The Series C Preferred Stock votes with the common shares of the Company, and each share entitles the holder thereof to 1,000 votes on all matters submitted to a vote of the shareholders of the Company.
Preferred stock number of voting rights				1,000
Preferred Stock [Member] | Series D Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred stock, shares authorized				400		400
Preferred Stock [Member] | Series D Preferred Stock [Member] | Mrs. Semiramis Paliou
Class Of Stock [Line Items]
Preferred stock, par value | $ / shares				$ 0.01		$ 0.01
Issuance of preferred stock, shares				400		400
Preferred stock, shares outstanding				400		400
Preferred stock voting rights				The Series D Preferred Stock vote with the common shares of the Company, and each share of the Series D Preferred Stock entitles the holder thereof to up to 200,000 votes,
Cash dividends on preferred stock | $				$ 0
Preferred stock number of voting rights | Item							200,000
Percent of total number of votes entitled to vote on any matter put to shareholders				36.00%
Percent of total number of votes entitled to be cast on matters out to shareholders				36.00%
Common Stock [Member]
Class Of Stock [Line Items]
Issuance of new shares				9,723,506	2,033,613
Shares issued price per share | $ / shares			$ 3.84	$ 2.86
Proceeds from issuance of stock, net of expenses | $			$ 0
Issuance of Common Stock | $				$ 97,000	$ 20,000
Issuance of common stock, shares			2,033,613
Number of warrants exercised						6,321,891
Proceeds from warrant exercises | $						$ 14,681,000